BORROWED FUNDS (Detail Textuals 1) (CMA, Federal home loan corporation, Line of credit, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 21, 2010	Dec. 31, 2012	Dec. 31, 2011
CMA | Federal home loan corporation | Line of credit
Line of Credit Facility [Line Items]
Maximum borrowing amount (in millions)	$ 40,000
Maximum period for variable rate of interest	90 days
Maximum period for fixed rate of interest	30 days
Interest rate description	Bank may borrow a maximum of $40 million selecting a variable rate of interest for up to 90 days or a fixed rate for a maximum of 30 days
Maximum amount of outstanding agreements at any month end		22,598	17,498
Monthly average of agreements		$ 18,657	$ 11,987